                            BB&T MUTUAL FUNDS GROUP

                              CLASS A AND B SHARES

                       Supplement dated February 9, 1999
                      to Prospectus dated February 1, 1999

     Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     The financial highlights for the North Carolina Intermediate Tax-Free Fund on page 15 are deleted in their entirety and replaced as follows:

                                                            NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                        ---------------------------------------------------------------------------------

                                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                        SEPTEMBER 30, 1998   SEPTEMBER 30, 1997   SEPTEMBER 30, 1996   SEPTEMBER 30, 1995
                                        ------------------   ------------------   ------------------   ------------------
                                             CLASS A              CLASS A              CLASS A              CLASS A
                                             -------              -------              -------              -------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 10.27               $10.05               $10.15               $ 9.78
                                             -------               ------               ------               ------
INVESTMENT ACTIVITIES
 Net investment income.................         0.42                 0.40                 0.36                 0.36
 Net realized and unrealized gains
   (losses) on investments.............         0.25                 0.22                (0.10)                0.37
                                             -------               ------               ------               ------
   Total from Investment Activities....         0.67                 0.62                 0.26                 0.73
                                             -------               ------               ------               ------
DISTRIBUTIONS
 Net investment income.................        (0.42)               (0.40)               (0.36)               (0.36)
 Net realized gains....................           --                   --                   --                   --
                                             -------               ------               ------               ------
   Total Distributions.................        (0.42)               (0.40)               (0.36)               (0.36)
                                             -------               ------               ------               ------
NET ASSET VALUE, END OF PERIOD.........      $ 10.52               $10.27               $10.05               $10.15
                                             =======               ======               ======               ======
Total Return (excludes sales charge)...         6.63%                6.28%                2.61%                7.61%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).......      $11,592               $9,419               $9,261               $8,717
 Ratio of expenses to average net
   assets..............................         0.96%                1.00%                1.11%                1.05%
 Ratio of net investment income to
   average net assets..................         4.03%                3.94%                3.58%                3.63%
 Ratio of expenses to average net
   assets*.............................         1.48%                1.50%                1.61%                1.63%
 Ratio of net investment income to
   average net assets*.................         3.51%                3.44%                3.08%                3.05%
 Portfolio turnover(d).................        32.63%               16.98%               20.90%                9.38%

                                         NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                         ------------------------------------------
                                                                OCTOBER 16, 1992
                                         FOR THE YEAR ENDED            TO
                                         SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(a)
                                         ------------------   ---------------------
                                              CLASS A                CLASS A
                                              -------                -------
NET ASSET VALUE, BEGINNING OF PERIOD...       $ 10.29                $ 10.00
                                              -------                -------
INVESTMENT ACTIVITIES
 Net investment income.................          0.36                   0.36
 Net realized and unrealized gains
   (losses) on investments.............         (0.50)                  0.29
                                              -------                -------
   Total from Investment Activities....         (0.14)                  0.65
                                              -------                -------
DISTRIBUTIONS
 Net investment income.................         (0.36)                 (0.36)
 Net realized gains....................         (0.01)                    --
                                              -------                -------
   Total Distributions.................         (0.37)                 (0.36)
                                              -------                -------
NET ASSET VALUE, END OF PERIOD.........       $  9.78                $ 10.29
                                              =======                =======
Total Return (excludes sales charge)...         (1.33)%                 6.60%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).......       $11,083                $13,695
 Ratio of expenses to average net
   assets..............................          0.75%                  0.43%(c)
 Ratio of net investment income to
   average net assets..................          3.63%                  3.80%(c)
 Ratio of expenses to average net
   assets*.............................          1.66%                  1.77%(c)
 Ratio of net investment income to
   average net assets*.................          2.72%                  2.45%(c)
 Portfolio turnover(d).................          0.56%                  5.92%

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 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.